Summary of Significant Accounting Policies - Schedule of Net Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue	$ 22,125,320	$ 7,682,583	$ 1,076,827
% of total revenue	100.00%	100.00%	100.00%
Grains, Oil, and Spices [Member]
Net revenue	$ 8,642,315	$ 3,811,172	$ 561,128
% of total revenue	39.10%	49.60%	52.10%
Beverages, Alcohol and Tea [Member]
Net revenue	$ 2,295,324	$ 1,060,858	$ 34,309
% of total revenue	10.40%	13.80%	3.20%
Other Food [Member]
Net revenue	$ 1,166,115	$ 687,426	$ 94,890
% of total revenue	5.20%	9.00%	8.80%
Meat, Poultry and Eggs [Member]
Net revenue	$ 7,227,876	$ 876,249	$ 105,855
% of total revenue	32.70%	11.40%	9.80%
Fresh Fruits and Vegetables [Member]
Net revenue	$ 1,397,838	$ 539,052	$ 199,725
% of total revenue	6.30%	7.00%	18.60%
Groceries [Member]
Net revenue	$ 1,264,330	$ 462,003
% of total revenue	5.80%	6.00%	0.00%
Dried Seafood [Member]
Net revenue	$ 102,932	$ 229,746	$ 80,920
% of total revenue	0.50%	3.00%	7.50%
Restaurant Services [Member]
Net revenue	$ 28,590	$ 16,077
% of total revenue	0.10%	0.20%	0.00%